5. CONVERTIBLE NOTES PAYABLE	9 Months Ended
Sep. 30, 2012
Convertible Notes Payable
Note 5. CONVERTIBLE NOTES PAYABLE

On July 27, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $45,000 (the "August 8, 2011 Note"). The financing closed on August 8, 2011. The total net proceeds the Company received from this Offering on August 8, 2011 was $42,500.

The August 8, 2011 Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on April 30, 2012. The August 8, 2011 Note is convertible into common stock, at Asher’s option, at a 42% discount (subsequently modified to 69% discount) to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the August 8, 2011 Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 135% if prepaid during the period commencing on the closing date through 90 days thereafter, (ii) 135% if prepaid 91 days following the closing through 120 days following the closing, (iii) 140% if prepaid 121 days following the closing through 151 days following the closing and (iv) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the August 8, 2011 Note, the Company has no right of prepayment. In connection to the debt modification, the Company recorded a loss on debt modification of $88,849.

During the nine months ended September 30, 2012, the Company paid off the above described August 8, 2011 Note in full by cash.

On August 31, 2011, the Company entered into a Securities Purchase Agreement with Asher, for the sale of an 8% convertible note in the principal amount of $32,500 (the "August 31, 2011 Note"). The financing closed on August 31, 2011. The total net proceeds the Company received from this Offering was $30,000.

The August 31, 2011 Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on April 30, 2012. The August 31, 2011 Note is convertible into common stock, at Asher’s option, at a 52% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the August 31, 2011 Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 135% if prepaid during the period commencing on the closing date through 90 days thereafter, (ii) 140% if prepaid 91 days following the closing through 120 days following the closing, (iii) 145% if prepaid 121 days following the closing through 150 days following the closing and (iv) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the August 31, 2011Note, the Company has no right of prepayment.

During the nine months ended September 30, 2012, the Company paid off the above described August 31, 2011 Note in full by cash.

On October 6, 2011, the Company entered into a Securities Purchase Agreement with Asher, for the sale of an 8% convertible note in the principal amount of $32,500 (the "October 2011 Note"). The total net proceeds the Company received from this Offering was $30,000.

The October 2011 Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on July 5, 2012. The October 2011 Note is convertible into common stock, at Asher’s option, at a 69% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the October 2011 Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 135% if prepaid during the period commencing on the closing date through 90 days thereafter, (ii) 140% if prepaid 91 days following the closing through 120 days following the closing, (iii) 145% if prepaid 121 days following the closing through 150 days following the closing and (iv) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the October 2011 Note, the Company has no right of prepayment.

Asher has agreed to restrict its ability to convert the October 2011 Notes and receive shares of common stock such that the number of shares of common stock held by them in the aggregate and their affiliates after such conversion or exercise does not exceed 4.99% of the then issued and outstanding shares of common stock.

During the nine months ended September 30, 2012, the Company paid off the above described October 2011 Note in full by cash.

On April 10, 2012, the Company entered into a Securities Purchase Agreement with Asher, for the sale of an 8% convertible note in the principal amount of $68,500 (the "April 2012 Note"). The financing closed on April 18, 2012. The total net proceeds the Company received from this Offering was $65,000.

The April 2012 Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on January 12, 2013. The April 2012 Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the April 2012 Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing.. After the expiration of 180 days following the date of the April 2012 Note, the Company has no right of prepayment.

On May 3, 2012, the Company entered into a Securities Purchase Agreement with Asher, for the sale of an 8% convertible note in the principal amount of $42,500 (the "May 2012 Note"). The financing closed on May 15, 2012. The total net proceeds the Company received from this Offering was $40,000.

The May 2012 Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on February 7, 2013. The May 2012 Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the May 2012 Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the May 2012 Note, the Company has no right of prepayment.

On June 19, 2012, the Company entered into a Securities Purchase Agreement with Asher, for the sale of an 8% convertible note in the principal amount of $32,500 (the "June 2012 Note"). The financing closed on June 27, 2012. The total net proceeds the Company received from this Offering was $25,000.

The June 2012 Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on March 21, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the June 2012 Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the June 2012 Note, the Company has no right of prepayment.

On July 25, 2012, the Company issued a Convertible Promissory Note to JMJ Financial (“JMJ”) providing JMJ with the ability to invest up to $275,000 which contains a 10% original issue discount (the “JMJ Note”). The transaction closed on July 25, 2012. JMJ provided $50,000 to the Company on the Effective Date.

The maturity date is one year from the effective date of each payment by JMJ to the Company (the “Maturity Date”). The conversion price (the “Conversion Price”) for each portion of consideration paid by JMJ to the Company is lesser of: (1) the closing price of the Company’s stock on the day the portion of consideration is paid to the Company, or (2) 70% of the lowest trade price in the 25 trading days previous to the conversion.

The JMJ Note bears interest at 0% for the first 60 days and a one-time interest charge of 10% will be applied to the Principal Sum thereafter.

At any time after the Effective Date, the Company will have the option, upon 20 days business notice to JMJ, to prepay the entire remaining outstanding principal amount of the Note in cash, provided that (i) the Company will pay JMJ 150% of the principal amount outstanding in repayment, (ii) such amount must be paid in cash on the next business day following the 20 day business day notice period, and (iii) JMJ may still convert the Note pursuant to the terms herein during the 20 day business period until such repayment amount has been received in full.

On August 3, 2012, the Company entered into a Securities Purchase Agreement with Asher, for the sale of an 8% convertible note in the principal amount of $32,500 (the "August 2012 Note"). The financing closed on May 15, 2012. The total net proceeds the Company received from this Offering was $30,000.

The August 2012 Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on February 7, 2013. The August 2012 Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the August 2012 Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the August 2012 Note, the Company has no right of prepayment.

The Company has identified the embedded derivatives related to the above described Notes. These embedded derivatives included certain conversion features and reset provision. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of Asher Notes and to fair value as of each subsequent reporting date.

As of March 9, 2012, the Company paid all outstanding (2011) Asher notes (aggregate of $77,500). At the dates of note payoffs, the Company marked to market the fair value of the debt derivatives and determined a fair value of $209,487. The Company recorded a gain from change in fair value of debt derivatives of $27,908. The fair value of the embedded derivatives of $209,487 were transferred to equity at the date of note(s) liquidation.

The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 192.54 to 192.77%, (3) weighted average risk-free interest rate of 0.08 to 0.06%, (4) expected life of 0.23 to 0.32 year, and (5) estimated fair value of the Company’s common stock of $0.181 to $0.313 per share.

At the inception of the 2012 Notes, the Company determined the aggregate fair value of $337,616 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 196.08% to 219.80%, (3) weighted average risk-free interest rate of 0.16 % to 0.19%, (4) expected life of 0.75 to 1.00 years, and (5) estimated fair value of the Company’s common stock of $0.032 to $0.043 per share.

The determined fair value of the debt derivatives of $337,616 was charged as a debt discount up to the net proceeds of the note with the remainder $(109,116) charged to current period operations as non cash interest expense.

At September 30, 2012, the Company marked to market the fair value of the debt derivatives and determined a fair value of $752,708. The Company recorded a loss from change in fair value of debt derivatives of $450,330 and $387,185 for the three and nine month periods ended September 30, 2012, respectively. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 218.27%, (3) weighted average risk-free interest rate of 0.14% to 0.17%, (4) expected life of 0.29 to 0.78 year, and (5) estimated fair value of the Company’s common stock of $0.03 per share.

The charge of the amortization of debt discount and costs for the three and nine months ended September 30, 2012 was $66,039 and $153,951, respectively, which was accounted for as interest expense. Also, the Company has accrued interest expense of $6,283 as of September 30, 2012.